Going Concern (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash on hand	$ 54,797
Working capital	1,800,626	$ 879,410
Accumulated deficit	$ 21,217,884	$ 19,916,888	$ 16,132,326